UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended June 30, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     August 14, 2000
  -------------------------     ------------------     ------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           8

Form 13F Information Table Value Total:           $118,596

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                        FORM 13F INFORMATION TABLE

                                                                           TITLE
VOTING AUTHORITY
                           OF                  VALUE     SHARES/     SH/    PUT/
INVSTMT     OTHER    --------------------------
NAME  OF  ISSUER           CLASS    CUSIP    (X$1,000)   PRN AMT     PRN    CALL
DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------            -----  ---------  --------   ----------    ---    ----
--------  ---------  ---------  -------  ------
ENCOMPASS   SVCS   CORP       COM     29255U104      5,833      1,014,486     SH
SOLE               1,014,486
ETOYS    INC              COM      297862104         419          66,000      SH
SOLE                  66,000
GARTNER   GROUP  INC  NEW     COM     366651107     10,404        867,000     SH
SOLE                 867,000
GARTNER   GROUP  INC  NEW     CL  B    366651206     17,950     1,817,700     SH
SOLE               1,817,700
HOMELAND   HLDG  CORP  NEW    COM     43739T104      1,579        421,195     SH
SOLE                 421,195
IGEN   INC                   COM      449536101      2,826        170,600     SH
SOLE                 170,600
R   H   DONNELLEY  CORP        COM     74955W307     44,057     2,273,920     SH
SOLE               2,273,920
                         NEW
RITE   AID   CORP             COM     767754104     35,528      5,413,800     SH
SOLE               5,413,800


